BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
€ in Millions, ₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 NZD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 NZD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 46,552										$ 40,904
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,133										10,713
Borrowings, local currency		$ 14,574										$ 14,195
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	18,807										16,365
Borrowings, local currency	18,807										16,365
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,470										4,051
Borrowings, local currency | ₨			₨ 467,521										₨ 337,583
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,607										4,561
Borrowings, local currency | £				£ 3,681										£ 3,583
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,999										2,501
Borrowings, local currency | R$					R$ 24,762										R$ 12,106
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	893										611
Borrowings, local currency							$ 1,443										$ 897
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	559										541
Borrowings, local currency								$ 2,462,758										$ 2,088,803
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	0										432
Borrowings, local currency | S/									S/ 0										S/ 1,601
NZD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	37										42
Borrowings, local currency										$ 66										$ 66
Euro
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 2,876										$ 2,123
Borrowings, local currency | €						€ 2,778										€ 1,923